Intangible Assets Other Than Goodwill - Summary of Intangible Assets Other than Goodwill (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016		Jan. 01, 2016		Dec. 31, 2015
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	$ 3,682,479	$ 1,810,158	[1]	$ 1,381,941	[1]	$ 1,381,941
Easements and water rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	42,482	40,956		38,826		38,826
Concessions [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	3,533,935	1,683,978		1,274,887		1,274,887
Concessions [Member] | Enel Distribución Río [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	1,006,398	1,020,630				765,200
Concessions [Member] | Enel Distribución Ceará [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	705,638	663,348				509,687
Concessions [Member] | Celg Distribuicao SA [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	1,821,899
Development costs [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	2,056	11,560		25,073		25,073
Patents, registered trademarks and other rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	25,253	18,849		3,424		3,424
Computer Software [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	73,299	49,334		39,576		39,576
Other Identifiable Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	5,454	5,481		155		$ 155
Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	6,423,636	3,525,393		2,737,272
Gross Carrying Amount [Member] | Easements and water rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	58,147	55,533		51,776
Gross Carrying Amount [Member] | Concessions [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	6,156,560	3,267,682		2,518,336
Gross Carrying Amount [Member] | Development costs [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	15,180	24,080		36,790
Gross Carrying Amount [Member] | Patents, registered trademarks and other rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	39,411	34,259		15,891
Gross Carrying Amount [Member] | Computer Software [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	146,509	135,780		111,481
Gross Carrying Amount [Member] | Other Identifiable Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	7,829	8,059		2,998
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(2,741,157)	(1,715,235)		(1,355,331)
Accumulated Depreciation, Amortization and Impairment [Member] | Easements and water rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(15,665)	(14,577)		(12,951)
Accumulated Depreciation, Amortization and Impairment [Member] | Concessions [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(2,622,625)	(1,583,704)		(1,243,448)
Accumulated Depreciation, Amortization and Impairment [Member] | Development costs [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(13,124)	(12,520)		(11,717)
Accumulated Depreciation, Amortization and Impairment [Member] | Patents, registered trademarks and other rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(14,158)	(15,411)		(12,467)
Accumulated Depreciation, Amortization and Impairment [Member] | Computer Software [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(73,210)	(86,445)		(71,905)
Accumulated Depreciation, Amortization and Impairment [Member] | Other Identifiable Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(2,375)	(2,578)		(2,843)
Accumulated Depreciation, Amortization and Impairment [Member] | Identifiable Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	$ (2,741,157)	$ (1,715,235)		$ (1,355,331)

[1]	As Restated